Share-Based Payments - Summary of DSU, RSU and PSU Activities (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
DSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	1,178,080	666,974
Settled (in shares)	(107,637)	(73,682)
Ending balance (in shares)	1,471,139	1,178,080
DSUs | Non-employee directors
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)	400,696	280,100
DSUs | Employees
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted (in shares)	0	304,688
RSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	349,700	181,498
Granted (in shares)	1,935,286	349,700
Forfeited (in shares)	(13,189)	0
Settled (in shares)	(116,566)	(181,498)
Ending balance (in shares)	2,155,231	349,700
PSUs
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance (in shares)	2,156,527	855,383
Granted (in shares)	1,510,468	1,349,752
Forfeited (in shares)	(504,416)	(48,608)
Settled (in shares)	(89,712)	0
Ending balance (in shares)	3,072,867	2,156,527